Net Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Net Finance Costs

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Interest expense incurred	4,200	3,913	3,278
Less: Interest expense capitalized*	(498)	(327)	(185)

Net interest expense	3,702	3,586	3,093
Interest income	(354)	(429)	(306)
Foreign exchange losses	209	664	423
Foreign exchange gains	(322)	(530)	(502)

	3,235	3,291	2,708

* Interest expense was capitalized in construction in progress at the following rates per annum	4.1%-5.0%	3.9%-4.9%	3.8%-4.4%